Fair Value Measurements - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 19, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
U.S. Money Market and Treasury Securities Held in Trust Account		$ 63,939,672		$ 290,718,297	$ 287,516,153
Promissory Note [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net		$ 0	$ 0	$ 0	$ 0
Public [Member]
Transfer from level 3 to level one	$ 15,381,250